January 2, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      BNY Mellon Municipal Funds, Inc.

-BNY Mellon High Yield Municipal Bond Fund

-BNY Mellon AMT-Free Municipal Bond Fund

            1933 Act File No.:  33-42162
            1940 Act File No.:  811-06377
            CIK No.:  0000878092

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 61 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 20, 2019.

Please address any comments or questions to my attention at (212) 922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin
Lead Analyst